Goldman Sachs Global Infrastructure Fund
Schedule of Investments
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
a
Common Stocks – 98.8%
Australia – 3.7%
884,666 Transurban Group (Transportation) $ 7,188,496
Canada – 14.3%
400,002 Enbridge, Inc. (Energy) 13,267,138
25,054 Fortis, Inc. (Utilities) 951,619
115,799 Hydro One Ltd. (Utilities)
(a)
2,948,153
113,984 Keyera Corp. (Energy) 2,676,201
75,998 Northland Power, Inc. (Utilities) 1,237,678
67,711 Pembina Pipeline Corp. (Energy) 2,035,941
139,799 TC Energy Corp. (Energy) 4,807,665
27,924,395
China – 1.9%
262,500 ENN Energy Holdings Ltd.
(Utilities) 2,163,053
1,666,000 Jiangsu Expressway Co. Ltd., Class
H (Transportation) 1,502,708
3,665,761
France – 8.3%
129,487 Engie SA (Utilities) 1,985,836
33,150 Veolia Environnement SA
(Utilities) 958,240
120,605 Vinci SA (Capital Goods) 13,342,666
16,286,742
Italy – 1.1%
564,137 Enav SpA (Transportation)
(a)
2,086,323
Japan – 0.8%
90,400 Osaka Gas Co. Ltd. (Utilities) 1,487,522
Spain – 6.3%
27,552 Aena SME SA (Transportation)
(a)
4,145,960
173,730 Cellnex Telecom SA
(Telecommunication Services)*
(a)
6,042,680
201,494 Iberdrola SA (Utilities) 2,253,601
12,442,241
United Kingdom – 7.7%
1,008,048 National Grid PLC (Utilities) 12,055,607
100,644 Severn Trent PLC (Utilities) 2,904,121
14,959,728
United States – 54.7%
60,431 AES Corp. (The) (Utilities) 918,551
33,019 Ameren Corp. (Utilities) 2,470,812
89,937 American Tower Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 14,790,140
21,446 American Water Works Co., Inc.
(Utilities) 2,655,658
32,391 Atmos Energy Corp. (Utilities) 3,431,179
142,225 CenterPoint Energy, Inc. (Utilities) 3,818,741
58,962 Cheniere Energy, Inc. (Energy) 9,785,334
45,246 CMS Energy Corp. (Utilities) 2,403,015
22,326 Consolidated Edison, Inc.
(Utilities) 1,909,543
50,480 Crown Castle, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 4,645,674
65,396 DT Midstream, Inc. (Energy) 3,460,756
41,297 Edison International (Utilities) 2,613,687
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
1,340 Equinix, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) $ 973,188
66,452 Eversource Energy (Utilities) 3,864,184
127,579 Exelon Corp. (Utilities) 4,821,210
156,556 Ferrovial SE (Capital Goods) 4,783,885
133,046 Kinder Morgan, Inc. (Energy) 2,205,903
66,647 Kodiak Gas Services, Inc.
(Energy)* 1,191,648
3,320 Linde PLC (Materials) 1,236,202
43,968 NextEra Energy, Inc. (Utilities) 2,518,927
45,591 ONEOK, Inc. (Energy) 2,891,837
246,494 PG&E Corp. (Utilities)* 3,975,948
27,742 SBA Communications Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 5,553,116
76,980 Sempra Energy (Utilities) 5,236,949
69,157 Targa Resources Corp. (Energy) 5,928,138
23,827 WEC Energy Group, Inc. (Utilities) 1,919,265
148,219 Williams Cos., Inc. (The) (Energy) 4,993,498
32,003 Xcel Energy, Inc. (Utilities) 1,831,212
106,828,200
TOTAL COMMON STOCKS
(Cost $176,255,481)
192,869,408
Shares
Dividend
Rate Value
aa a
Investment Company – 0.7%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,448,910 5.240% 1,448,910
(Cost $1,448,910)
TOTAL INVESTMENTS – 99.5%
(Cost $177,704,391)
$ 194,318,318
OTHER ASSETS IN EXCESS OF LIABILITIES
– 0.5%
1,015,360
NET ASSETS – 100.0%
$ 195,333,678
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust

Goldman Sachs Global Infrastructure Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Sector Name
% of
Market
Value
Utilities 37.8%
Energy 27.4
Industrials 17.0
Real Estate 13.4
Communication Services 3.1
Investment Company 0.7
Materials 0.6
TOTAL INVESTMENTS
100.0%
**End swaps header** (continued)

Goldman Sachs Global Real Estate Securities Fund
Schedule of Investments
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – 97.6%
Australia – 3.4%
202,931 Dexus REIT (Equity Real Estate
Investment Trusts (REITs)) $ 945,962
57,737 Goodman Group REIT (Equity
Real Estate Investment Trusts
(REITs)) 791,334
726,462 Region RE Ltd. REIT (Equity Real
Estate Investment Trusts (REITs)) 937,881
484,429 Stockland REIT (Equity Real
Estate Investment Trusts (REITs)) 1,212,415
3,887,592
Canada – 2.4%
34,499 Canadian Apartment Properties
REIT (Equity Real Estate
Investment Trusts (REITs)) 1,145,014
82,177 Dream Industrial Real Estate
Investment Trust REIT (Equity
Real Estate Investment Trusts
(REITs)) 776,847
61,825 RioCan Real Estate Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 822,513
2,744,374
France – 1.2%
13,773 Gecina SA REIT (Equity Real
Estate Investment Trusts (REITs)) 1,404,269
Germany – 2.3%
50,558 Instone Real Estate Group SE
(Real Estate Management &
Development)
(a)
313,232
97,135 Vonovia SE (Real Estate
Management & Development) 2,327,191
2,640,423
Hong Kong – 4.2%
93,500 CK Asset Holdings Ltd.
(Real Estate Management &
Development) 491,118
239,200 Hongkong Land Holdings Ltd.
(Real Estate Management &
Development) 853,060
197,100 Link REIT REIT (Equity Real
Estate Investment Trusts (REITs)) 963,727
1,179,879 Sino Land Co. Ltd. (Real Estate
Management & Development) 1,326,934
112,500 Sun Hung Kai Properties Ltd.
(Real Estate Management &
Development) 1,200,370
4,835,209
Japan – 11.0%
513 Comforia Residential REIT,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 1,136,990
4,780 Invincible Investment Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,974,269
Shares Description Value
a
Common Stocks – (continued)
Japan – (continued)
1,382 Japan Metropolitan Fund Invest
REIT (Equity Real Estate
Investment Trusts (REITs)) $ 896,300
37,900 Kyoritsu Maintenance Co. Ltd.
(Consumer Services) 1,577,309
42,900 Mitsubishi Estate Co. Ltd.
(Real Estate Management &
Development) 559,674
110,900 Mitsui Fudosan Co. Ltd.
(Real Estate Management &
Development) 2,442,463
182 Nippon Accommodations Fund,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 768,206
151 Nippon Building Fund, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 611,480
504 Nippon Prologis REIT, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 940,952
64,400 Sumitomo Realty & Development
Co. Ltd. (Real Estate Management
& Development) 1,671,923
12,579,566
Netherlands – 0.9%
67,297 CTP NV (Real Estate Management
& Development)
(a)
961,290
Singapore – 3.7%
452,400 CapitaLand Ascendas REIT (Equity
Real Estate Investment Trusts
(REITs)) 907,368
857,800 Capitaland India Trust (Real Estate
Management & Development) 657,485
2,665,200 Far East Hospitality Trust (Equity
Real Estate Investment Trusts
(REITs)) 1,238,066
492,700 Frasers Logistics & Commercial
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 384,725
2,512,209 Lendlease Global Commercial
REIT (Equity Real Estate
Investment Trusts (REITs)) 999,635
4,187,279
Spain – 1.7%
29,234 Cellnex Telecom SA
(Telecommunication Services)*
(a)
1,016,818
104,151 Merlin Properties Socimi SA REIT
(Equity Real Estate Investment
Trusts (REITs)) 876,310
1,893,128
Sweden – 0.8%
94,231 Castellum AB (Real Estate
Management & Development) 955,176
United Kingdom – 4.5%
89,632 Big Yellow Group PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,021,395

Goldman Sachs Global Real Estate Securities Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Shares Description Value
a
Common Stocks – (continued)
United Kingdom – (continued)
191,449 Segro PLC REIT (Equity Real
Estate Investment Trusts (REITs)) $ 1,674,039
950,846 Shaftesbury Capital PLC REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,328,159
105,089 UNITE Group PLC (The) REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,145,688
5,169,281
United States – 61.5%
23,867 Alexandria Real Estate Equities,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 2,389,087
53,346 American Homes 4 Rent, Class
A REIT (Equity Real Estate
Investment Trusts (REITs)) 1,797,227
7,026 American Tower Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,155,426
54,206 Americold Realty Trust, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,648,404
19,548 AvalonBay Communities,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 3,357,173
19,345 Boston Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,150,641
7,247 CBRE Group, Inc., Class A
(Real Estate Management &
Development)* 535,263
28,663 Cousins Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 583,865
81,314 CubeSmart REIT (Equity Real
Estate Investment Trusts (REITs)) 3,100,503
17,489 Digital Realty Trust, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,116,519
9,922 EastGroup Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,652,311
8,525 Equinix, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) 6,191,366
31,303 Equity LifeStyle Properties,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 1,994,314
19,074 Equity Residential REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,119,834
22,134 Extra Space Storage, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,691,052
18,623 Federal Realty Investment
Trust REIT (Equity Real Estate
Investment Trusts (REITs)) 1,687,802
66,351 Healthcare Realty Trust, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,013,180
Shares Description Value
a
Common Stocks – (continued)
United States – (continued)
23,239 Healthpeak Properties, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) $ 426,668
4,260 Hilton Worldwide Holdings, Inc.
(Consumer Services) 639,767
7,996 Hyatt Hotels Corp., Class A
(Consumer Services) 848,216
87,623 Invitation Homes, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,776,773
4,035 Mid-America Apartment
Communities, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 519,103
84,550 Prologis, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) 9,487,355
35,000 Realty Income Corp. REIT (Equity
Real Estate Investment Trusts
(REITs)) 1,747,900
34,979 Regency Centers Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 2,079,152
13,500 Ryman Hospitality Properties,
Inc. REIT (Equity Real Estate
Investment Trusts (REITs)) 1,124,280
7,187 SBA Communications Corp. REIT
(Equity Real Estate Investment
Trusts (REITs)) 1,438,622
28,245 Simon Property Group, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 3,051,307
4,559 Sun Communities, Inc. REIT
(Equity Real Estate Investment
Trusts (REITs)) 539,512
50,516 UDR, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) 1,801,906
53,338 Ventas, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) 2,247,130
118,912 VICI Properties, Inc. REIT (Equity
Real Estate Investment Trusts
(REITs)) 3,460,339
44,163 Welltower, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) 3,617,833
8,187 WP Carey, Inc. REIT (Equity Real
Estate Investment Trusts (REITs)) 442,753
70,432,583
TOTAL COMMON STOCKS
(Cost $111,844,105)
111,690,170

Goldman Sachs Global Real Estate Securities Fund
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
**End swaps header**
Shares
Dividend
Rate Value
aa a
Investment Company – 1.4%
(b)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
1,619,917 5.240% $ 1,619,917
(Cost $1,619,917)
TOTAL INVESTMENTS – 99.0%
(Cost $113,464,022)
$ 113,310,087
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
1,150,517
NET ASSETS – 100.0%
$ 114,460,604
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Exempt from registration under Rule 144A of the Securities
Act of 1933.
(b) Represents an affiliated issuer.
Investment Abbreviations:
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Sector Name
% of
Market
Value
Real Estate 95.0%
Consumer Discretionary 2.7
Investment Company 1.4
Communication Services 0.9
TOTAL INVESTMENTS
100.0%

Goldman Sachs Real Estate Securities Fund
Schedule of Investments
September 30, 2023 (Unaudited)
**End swaps header**
Shares Description Value
aa
Common Stocks – 99.0%
Health Care REITs – 10.7%
80,037 Healthcare Realty Trust, Inc. REIT $ 1,222,165
29,813 Healthpeak Properties, Inc. REIT 547,367
69,652 Ventas, Inc. REIT 2,934,439
71,147 Welltower, Inc. REIT 5,828,362
10,532,333
Hotel & Resort REITs – 1.9%
22,568 Ryman Hospitality Properties, Inc.
REIT 1,879,463
Hotels, Restaurants & Leisure – 2.3%
5,602 Hilton Worldwide Holdings, Inc. 841,308
13,519 Hyatt Hotels Corp., Class A 1,434,095
2,275,403
Industrial REITs – 19.9%
36,612 Americold Realty Trust, Inc. REIT 1,113,371
14,220 EastGroup Properties, Inc. REIT 2,368,057
133,951 Prologis, Inc. REIT 15,030,642
20,874 Terreno Realty Corp. REIT 1,185,643
19,697,713
Office REITs – 7.1%
33,405 Alexandria Real Estate Equities,
Inc. REIT 3,343,840
27,481 Boston Properties, Inc. REIT 1,634,570
63,335 Cousins Properties, Inc. REIT 1,290,134
20,412 Kilroy Realty Corp. REIT 645,223
6,913,767
Real Estate Management & Development – 0.7%
9,038 CBRE Group, Inc., Class A * 667,547
Residential REITs – 20.1%
69,835 American Homes 4 Rent, Class A
REIT 2,352,741
27,094 AvalonBay Communities, Inc. REIT 4,653,123
43,382 Equity LifeStyle Properties, Inc.
REIT 2,763,867
36,815 Equity Residential REIT 2,161,409
2,389 Essex Property Trust, Inc. REIT 506,683
110,830 Invitation Homes, Inc. REIT 3,512,203
6,901 Mid-America Apartment
Communities, Inc. REIT 887,814
6,074 Sun Communities, Inc. REIT 718,797
64,700 UDR, Inc. REIT 2,307,849
19,864,486
Retail REITs – 8.4%
23,175 Federal Realty Investment Trust
REIT 2,100,350
42,082 Regency Centers Corp. REIT 2,501,354
34,388 Simon Property Group, Inc. REIT 3,714,936
8,316,640
Specialized REITs – 27.9%
6,829 American Tower Corp. REIT 1,123,029
96,273 CubeSmart REIT 3,670,889
29,842 Digital Realty Trust, Inc. REIT 3,611,479
13,337 Equinix, Inc. REIT 9,686,130
25,809 Extra Space Storage, Inc. REIT 3,137,858
12,457 Public Storage REIT 3,282,669
7,087 SBA Communications Corp. REIT 1,418,605
Shares Description Value
aa
Common Stocks – (continued)
Specialized REITs – (continued)
58,460 VICI Properties, Inc. REIT $ 1,701,186
27,631,845
TOTAL COMMON STOCKS
(Cost $76,551,011)
97,779,197
Shares
Dividend
Rate Value
aa
Investment Company – 0.0%
(a)
Goldman Sachs Financial Square Government
Fund - Institutional Shares
25,604 5.240% 25,604
(Cost $25,604)
TOTAL INVESTMENTS – 99.0%
(Cost $76,576,615)
$ 97,804,801
OTHER ASSETS IN EXCESS OF LIABILITIES
– 1.0%
965,399
NET ASSETS – 100.0%
$ 98,770,200
  a
The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.
* Non-income producing security.
(a) Represents an affiliated issuer.
Investment Abbreviations:
REIT — Real Estate Investment Trust

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
September 30, 2023 (Unaudited)
NOTES TO THE SCHEDULE OF INVESTMENTS
Investment Valuation — The Funds’ valuation policy is to value investments at fair value.
Investments and Fair Value Measurements — U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:
Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;
Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable
(including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;
Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).
The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the
Funds, including investments for which market quotations are not readily available. With respect to the Funds’ investments that do not have readily available market quotations, the Trustees have designated the Adviser as the valuation designee to perform fair valuations pursuant to
Rule 2a-5 under the Investment Company Act of 1940 (the “Valuation Designee”). GSAM has day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.
A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:
Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.
Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under the
Valuation Procedures and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Money Market Fund”) are
valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Money Market Fund’s accounting policies and investment holdings, please see the Underlying Money Market Fund’s shareholder report.
B. Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under the Valuation Procedures. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.
C. Fair Value Hierarchy— The following is a summary of the Funds’ investments classified in the fair value hierarchy as of September 30,
2023:
GLOBAL INFRASTRUCTURE FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 5,153,283 $ —
Europe 2,904,121 42,870,913 —
North America 129,968,710 4,783,885 —
Oceania — 7,188,496 —
Investment Company 1,448,910 — —
Total
$ 134,321,741 $ 59,996,577 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
GLOBAL REAL ESTATE SECURITIES FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
Asia $ — $ 21,602,054 $ —
Europe — 13,023,567 —
North America 73,176,957 — —
Oceania — 3,887,592 —
Investment Company 1,619,917 — —
Total
$ 74,796,874 $ 38,513,213 $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
For further information regarding security characteristics, see the Schedules of Investments.
Securities Lending — The Real Estate Securities Fund may lend its securities through a securities lending agent, the Bank of New York
Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”)
and the terms and conditions contained therein, the Global Real Estate Securities Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including
Goldman Sachs and affiliates. In accordance with the Fund’s securities lending procedures, the Fund receives cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square
Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund
is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which
GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market
Fund.
In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable
Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received.
The Funds, GSAL, and BNYM received compensation relating to the lending of the Funds’ securities.
REAL ESTATE SECURITIES FUND
Investment Type
Level 1 Level 2 Level 3
Assets
Common Stock and/or Other Equity Investments
(a)
North America $ 97,779,197 $ — $ —
Investment Company 25,604 — —
Total
$ 97,804,801 $ — $ —
€ 1.00 € 1.00 € 1.00
1.00 1.00 1.00
(a)
Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
The Funds’ risks include, but are not limited to, the following:
Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds.
Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.
Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation; less public information; less stringent investor protections; less stringent accounting, corporate governance, financial reporting and disclosure standards;
and less economic, political and social stability in the countries in which a Fund invests. The imposition of sanctions, exchange controls
(including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or from problems in registration, settlement or custody, may also result in losses. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is impossible to predict. For example, the imposition of sanctions and other similar measures could, among other things, cause a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country and increase market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could limit or prevent a Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and significantly impact a Fund’s liquidity and performance. Foreign risk also involves the risk of negative foreign currency exchange rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in, or economically tied to, emerging markets, these risks may be more pronounced.
Foreign Custody Risk— A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.
Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.
Industry Concentration Risk — Concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject a Fund to a greater risk of loss as a result of adverse economic, business, political, environmental or other developments than if its investments were diversified across different industries.
Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOLDMAN SACHS REAL ESTATE SECURITIES FUNDS
Schedule of Investments
(continued)
September 30, 2023 (Unaudited)
Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman
Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s
NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.
Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors' interests because of unusual market conditions, declining prices of the securities sold, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund's NAV and dilute remaining investors' interests. These risks may be more pronounced in connection with a Fund's investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund's liquidity.
Market and Credit Risks — In the normal course of business, a Portfolio and an Underlying Fund trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of securities in which a Portfolio and/or an Underlying Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats could also significantly impact a Portfolio and/or an
Underlying Fund and their investments. Additionally, a Portfolio and/or an Underlying Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Portfolio and the Underlying Fund have unsettled or open transactions defaults.
Non-Diversification Risk — The Global Infrastructure and Real Estate Securities Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in one or more issuers or in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.
NOTES TO THE SCHEDULE OF INVESTMENTS (continued)